INVESTMENT ADVISER-ADMINISTRATOR AND FOUNDER
  AQUILA MANAGEMENT CORPORATION
  380 Madison Avenue, Suite 2300
  New York, New York 10017

SUB-ADVISER
  FIRST ASSET MANAGEMENT
  a division of First Bank National Association, a subsidiary of U.S. Bancorp
  111 S.W. Fifth Avenue
  U.S. Bancorp Tower
  Portland, Oregon 97204

BOARD OF TRUSTEES
  Lacy B. Herrmann, Chairman
  Vernon R. Alden
  Warren C. Coloney
  David B. Frohnmayer
  James A. Gardner
  Diana P. Herrmann
  Raymond H. Lung
  Richard C. Ross

OFFICERS
  Lacy B. Herrmann, President
  Sue McCarthy-Jones, Senior Vice President
  Nancy Kayani, Vice President
  Christine L. Neimeth, Vice President
  Rose F. Marotta, Chief Financial Officer
  Richard F. West, Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR
  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
  PFPC Inc.
  400 Bellevue Parkway
  Wilmington, Delaware 19809

CUSTODIAN
  BANK ONE TRUST COMPANY, N.A.
  100 East Broad Street
  Columbus, Ohio 43271

INDEPENDENT AUDITORS
  KPMG PEAT MARWICK LLP
  345 Park Avenue
  New York, New York 10154

Further information is contained in the Prospectus, which must precede or accompany this report.

SEMI-ANNUAL
REPORT

MARCH 31, 1998

TAX-FREE TRUST OF OREGON


A tax-free income investment


(logo of Tax-Free Trust of Oregon: Square box with 2 fir trees in front of a mountain and the sun)

One of the
AQUILAsm Group of Funds

(logo of Tax-Free Trust of Oregon: Square box with 2 fir trees in front of a mountain and the sun)

               SERVING OREGON INVESTORS FOR OVER A DECADE

                       TAX-FREE TRUST OF OREGON
                          SEMI-ANNUAL REPORT

                    "QUALITY FOSTERS PEACE OF MIND"

                                                           April 30, 1998

Dear Investor:

     Recently, there has been a lot of news about the Far East and the problems that a number of countries in that area are experiencing. These problems have included some failures of major financial corporations in Japan, South Korea, Indonesia, Hong Kong, and various other countries. Also, there have been major deterioration changes in the currencies of these countries as they relate to U.S. dollars.

     It is hard to believe the magnitude of recent currency depreciation that has taken place in various countries vs. the U.S. dollar. The currency deteriorations against the U.S. dollar have ranged from 10% to well over 70% with various countries around the world. While we may have some problems in our own country, these are very substantially less than those of other countries.

     What has occurred as a result of the problems of these countries is a flight to quality. In comparison to various economies and currencies of the Far East, as well as other countries in the world, the U.S. economy, securities markets and currency stand out as a beacon of quality.

     Quality has also been one of the trademarks of Tax-Free Trust of Oregon from the inception of the Trust. It has been our strong belief that you can sleep much better at night by having high quality issues in the fund in which you invest. Indeed, presently, the portfolio of Tax-Free Trust of Oregon consists of 48.77% of tax-exempt securities having a AAA rating, and 45.17% of securities having a AA rating. Thus, 93.94% of the Trust's overall portfolio is rated as AA or AAA. These are the two highest quality securities you can possibly own.

     Just as important for you to know, in the portfolio management of the Trust separate credit analysis is done by the portfolio adviser to confirm that such top-quality assessment of the individual securities is justified. In other words, we do not merely rely upon the judgment of rating agencies, but rather independently verify the credit quality of each security.

     Why do we structure the portfolio this way? Primarily, so that you can feel comfortable with your investment in Tax-Free Trust of Oregon in terms of knowing that that portion of your savings possesses a high level of capital preservation.

PATTERN OF PRICING OF SHARE VALUE

     When you look at the pricing of share value of Tax-Free Trust of Oregon, you will note that it presents a high level of share price consistency. This is in stark contrast to the currency deterioration and volatility of currency and securities markets that is taking place around the world. The chart below shows you that consistency for every year since the Trust began.

SHARE NET ASSET VALUE BAR CHART

                                      IN DOLLARS
6/16/86                                     9.6
3/31/87                                   10.12
3/31/88                                    9.56
3/31/89                                    9.61
3/31/90                                    9.76
3/31/91                                    9.93
3/31/92                                   10.19
3/31/93                                    10.7
3/31/94                                   10.35
3/31/95                                   10.37
3/31/96                                    10.5
3/31/97                                   10.44
3/31/98                                   10.74

OTHER STEPS TAKEN TO
PROTECT YOUR MONEY

     As we have pointed out in previous reports to you, we have also consistently sought to diversify the holdings of municipal bonds in the portfolio so that no one segment could hurt the overall value of your money in the remote event a problem occurred. As a result, it is worth pointing out that the portfolio of securities presently consists of 199 issues spread over a variety of categories throughout various communities in Oregon. This diversification is illustrated in the accompanying pie chart.



PORTFOLIO DIVERSIFICATION BY PROJECT

Veterans Welfare                        3.90%
Education                              34.94%
General Obligations                    10.42%
Housing                                 4.29%
Utilities                               4.57%
Transportation                          5.54%
Convention Center                        1.4%
Water/Sewer                            10.96%
Hospitals                               5.99%
Other Revenue                          10.85%
Airports                                2.35%
Correctional Facilities                 3.18%
Park and Recreational                   1.61%

PORTFOLIO DISTRIBUTION BY MATURITY
        (IN YEARS)

0-5                2.02%

6-10              16.40%

11-15             37.46%

16-20             29.30%

Over 20 Years     14.82%


     We also ensure that the maturity of the portfolio is spread out over various time periods, as is indicated in the accompanying pie chart, with the average portfolio maturity being 14.7 years and duration to call of 4.7 years.

     Altogether then, when you consider the quality, diversification, and maturity of the portfolio, what we have consistently tried to do for you is to provide you with the means by which you can have "peace of mind" with your investment in Tax-Free Trust of Oregon.

Working In Your Interest

     You can be assured that all those associated with the management of your investment will consistently work in your investment interest. We very much value you as a shareholder and appreciate the confidence you have shown in Tax-Free Trust of Oregon.


                                              Sincerely

                                              /s/ Lacy B. Herrmann
                                              Lacy B. Herrmann
                                              President and Chairman
                                                of the Board of Trustees

TAX-FREE TRUST OF OREGON
STATEMENT OF INVESTMENTS
MARCH 31, 1998 (UNAUDITED)

                                                                                  Rating
  FACE                                                                           MOODY'S/
  AMOUNT           STATE OF OREGON GENERAL OBLIGATION BONDS - 53.7%                S&P              VALUE
                   City of Albany  (MBIA Corporation Insured)
  $ 150,000            6.400%, 11/01/1999                                         Aaa/AAA$         150,320
    460,000            6.500%, 11/01/2000                                         Aaa/AAA          460,975
  2,195,000            6.625%, 11/01/2009                                         Aaa/AAA        2,199,346
                   City of Beaverton
    910,000            5.950%, 04/01/2003                                          Aa/AA-          968,012
    520,000            6.600%, 06/01/2003                                          NR/AA-          522,470
    960,000            6.050%, 04/01/2004                                          Aa/AA-        1,023,600
    560,000            6.600%, 06/01/2004                                          NR/AA-          562,660
  1,020,000            6.150%, 04/01/2005                                          Aa/AA-        1,088,850
  1,080,000            6.250%, 04/01/2006                                          Aa/AA-        1,152,900
                   Clackamas County School District #115  (AMBAC
                     Indemnity Corporation Insured)
    600,000            5.600%, 06/01/2006                                         Aaa/AAA          648,000
    615,000            5.700%, 06/01/2007                                         Aaa/AAA          666,506
  1,000,000            6.150%, 06/01/2014                                         Aaa/AAA        1,092,500
                   Clackamas and Washington County School District #3J
  2,000,000            5.850%, 08/01/2006                                          A1/AA-        2,137,500
  1,150,000            5.875%, 10/01/2009                                          A1/AA-        1,237,687
                   Clackamas,  Multnomah and Washington County
                     School District #7J
  1,000,000            7.100%, 06/15/2009                                          Aaa/NR        1,066,250
    250,000            7.100%, 06/15/2010                                          Aaa/NR          266,562
  1,500,000            5.700%, 06/15/2010                                          Aa/NR         1,586,250
                   Columbia Gorge Community College District
                     (Financial Security Assurance Insured)
  1,200,000            5.400%, 06/01/2013                                         Aaa/AAA        1,236,000
                   Deschutes and Jefferson County School District #2J
                      (MBIA Corporation Insured)
  3,700,000           5.600%, 06/01/2009                                          Aaa/AAA        3,871,125
                   Hood River County School District (AMBAC
                     Indemnity Corporation Insured)
  2,000,000           5.650%, 06/01/2008                                          Aaa/AAA        2,120,000
                   Jackson County School District #549C (Financial
                      Security Assurance Insured)
  1,400,000           5.100%, 06/01/2005                                          Aaa/AAA        1,471,750
  1,000,000           5.300%, 06/01/2008                                          Aaa/AAA        1,051,250

                   Jefferson County School District #509J  (Financial
                      Security Assurance Insured)
  $1,750,000          5.500%, 06/15/2013                                          Aaa/AAA        1,830,937
                   Josephine County School District #7 (Grants Pass)
                      (Financial Guaranty Insurance Corporation)
  2,700,000           5.700%, 06/01/2013                                          Aaa/AAA        2,865,375
                   Lane County School District #4J
  2,000,000           5.375%, 07/01/2009                                           Aa/NR         2,067,500
  1,000,000           5.375%, 07/01/2013                                           Aa/NR         1,028,750
                   Lane County School District #52J (Financial Guaranty
                      Insurance Corporation Insured)
    750,000           6.400%, 12/01/2009                                          Aaa/AAA          850,312
                   Lincoln County Oregon School District
                      (Financial Guaranty Insurance Corporation)
  1,245,000           5.250%, 06/15/2012                                          Aaa/AAA        1,302,581
                   Lincoln County  (MBIA Corporation Insured)
  1,000,000           5.375%, 02/01/2010                                          Aaa/AAA        1,028,750
                   Malheur County Jail Bonds
                    (MBIA Corporation Insured)
  1,345,000           6.300%, 12/01/2012                                          Aaa/AAA        1,491,269
                   Marion and Clackamas County Union High School
                      District #7J   (Financial Security Assurance Insured)
  1,000,000           7.000%, 06/01/2010                                          Aaa/AAA        1,155,000
  1,340,000           6.000%, 06/01/2013                                          Aaa/AAA        1,455,575
                   Metropolitan Oregon Open Space Program
  2,340,000           5.250%, 09/01/2013                                           Aa/AA+        2,410,200
                   Metropolitan Service District Refunding  (Oregon
                      Convention Center)
  4,320,000           6.250%, 01/01/2013                                          Aaa/AAA        4,546,800
                   Multnomah County
  1,245,000           5.100%, 10/01/2007                                           Aa1/NR        1,294,800
  1,000,000           5.200%, 10/01/2008                                           Aa1/NR        1,040,000
                   Multnomah County Drainage District #1
                      Assesment Bond (MBIA Corporation Insured)
  1,000,000           5.250%, 07/01/2017                                          Aaa/AAA        1,018,750
                   Multnomah County School District #1
  3,225,000           6.500%, 12/15/2000                                           Aa/A+         3,242,447

                   Multnomah County School District #1 (continued)
  $1,180,000          6.600%, 12/15/2001                                           Aa/A+         1,186,856
  3,725,000           6.800%, 12/15/2004                                           Aa/A+         3,745,897
                   Multnomah County School District #4
  1,330,000           5.900%, 01/01/2005                                           A1/A+         1,409,800
                   Multnomah County School District #40
  5,100,000           5.625%, 06/01/2012                                           NR/AA-        5,393,250
                   Northern Oregon Correctional  (AMBAC Indemnity
                      Corporation Insured)
  2,000,000           5.400%, 09/15/2016                                          Aaa/AAA        2,067,500
                   Oak Lodge Water District   (AMBAC Indemnity
                      Corporation  Insured)
    215,000           7.300%, 12/01/2005                                          Aaa/AAA          253,163
    215,000           7.300%, 12/01/2006                                          Aaa/AAA          252,356
    215,000           7.400%, 12/01/2007                                          Aaa/AAA          253,162
                   State of Oregon
  5,000,000           7.000%, 12/01/2011                                           Aa2/AA        5,204,350
                   State of Oregon Alternate Energy Project Series A
  1,000,000           6.400%, 01/01/2008                                           Aa2/AA        1,018,310
                   State of Oregon Board of Higher Education
    900,000           6.200%, 10/15/2007                                           Aa2/AA          964,125
  3,195,000           6.400%, 10/01/2011                                           Aa2/AA        3,390,694
  2,000,000           6.250%, 10/15/2012                                           Aa2/AA        2,157,500
  2,150,000           6.500%, 10/01/2017                                           Aa2/AA        2,305,875
  2,890,000           6.000%, 10/15/2018                                           Aa2/AA        3,085,075
  1,655,000           5.600%, 08/01/2023                                           Aa2/AA        1,714,994
  1,500,000           5.600%, 08/01/2023                                           Aa2/AA        1,554,375
  6,300,000           6.000%, 08/01/2026                                           Aa2/AA        6,827,625
             State of Oregon Elderly & Disabled Housing
    725,000           6.250%, 08/01/2013                                           Aa2/AA          789,344
                   State of Oregon Veterans' Welfare
    900,000          11.250%, 04/01/1998                                           Aa/AA           900,000
    505,000           9.000%, 04/01/2008                                           Aa2/AA          607,894
    700,000           9.200%, 10/01/2008                                           Aa/AA           966,875
  7,150,000           6.875%, 12/01/2013                                           Aa/AA         7,422,987
    500,000           6.875%, 12/01/2014                                           Aa2/AA          519,090
  1,000,000           7.000%, 12/01/2015                                           Aa/AA         1,042,150
  1,200,000           5.200% 10/01/2018                                            Aa2/AA        1,201,500

                   Polk County School District #2  (Financial Security
                      Assurance Insured)
  $1,000,000          5.400%, 06/01/2012                                           Aaa/AAA       1,032,500
                   Polk, Marion, and Benton County School
                     District #13J (Financial  Guaranty Insurance
                      Corporation Insured)
  1,000,000           5.500%, 12/01/2008                                           Aaa/AAA       1,067,500
                   City of Portland
  1,625,000           4.500%, 11/01/2004                                           Aaa/NR        1,639,219
  1,480,000           5.100%, 10/01/2009                                           Aaa/NR        1,518,850
  1,000,000           7.125%, 10/01/2010                                           Aaa/NR        1,037,010
  2,790,000           5.750%, 06/01/2013                                           Aaa/NR        2,953,912
  2,000,000           5.600%, 06/01/2015                                           Aa/NR         2,105,000
  2,320,000           5.250%, 06/01/2015                                           Aa/NR         2,386,700
                   Portland Community College District
  3,500,000           6.000%, 07/01/2012                                           A1/AA         3,749,375
                   Port of Portland
  1,000,000           4.500%, 03/01/2006                                           Aa/AA+        1,010,000
                   City of Salem
  1,000,000           5.875%, 01/01/2007                                           A1/A+         1,041,250
                   Tri-County Metropolitan Transportation District
  6,100,000           6.000%, 07/01/2012                                           Aa/AA+        6,496,500
                   Tualatin Hills Park and Recreation District
                     (MBIA Corporation Insured)
  2,970,000           5.750%, 03/01/2012                                          Aaa/AAA        3,144,488
  2,000,000           5.750%, 03/01/2015                                          Aaa/AAA        2,110,000
                   Umatilla County Oregon  (Financial Guaranty
                     Insurance Corporation Insured)
  2,000,000           5.600%, 10/01/2015                                          Aaa/AAA        2,090,000
                   Umatilla County School District #8R  (AMBAC
                     Indemnity Corporation Insured)
    700,000           6.100%, 12/01/2012                                          Aaa/AAA          776,125
  3,000,000           5.050%, 06/15/2022                                          Aaa/AAA        2,977,500
                   Washington County
  2,500,000           6.200%, 12/01/2007                                           Aa/AA         2,665,625
  3,110,000           6.000%, 12/01/2013                                           Aa/AA         3,421,000


                   Washington County School District #88J  (Financial
                     Security Assurance Insured)
  $2,900,000          6.100%, 06/01/2012                                          Aaa/AAA        3,161,000
                   Washington and Clackamas County School
                     District #23J
  1,675,000           6.625%, 01/01/2005                                           NR/NR*        1,750,375
  1,000,000           5.650%, 06/01/2015                                           A1/NR         1,048,750
    720,000           6.625%, 01/01/2008                                           NR/NR*          752,400
  2,000,000           5.400%, 01/01/2010                                           A1/NR         2,072,500
                   Washington & Multnomah County School District #48J
  1,175,000           5.500%, 06/01/2006                                           Aa/AA-        1,257,250
    700,000           4.500%, 09/01/2006                                           Aa/AA-          705,250
  1,130,000           5.600%, 06/01/2007                                           Aa/AA-        1,211,925
  1,000,000           6.150%, 06/01/2008                                           Aa/AA-        1,043,750
  1,415,000           5.700%, 06/01/2008                                           Aa/AA-        1,522,894
    525,000           6.300%, 09/01/2009                                          Aaa/AAA          562,406
  1,440,000           6.000%, 06/01/2011                                           Aa/AA-        1,544,400
  2,010,000           6.500%, 09/01/2001                                          Aaa/AAA        2,165,775
                   Washington & Yamhill County School District #58J
                    (AMBAC Indemnity Corporation Insured)
     70,000           6.600%, 11/01/2004                                          Aaa/AAA           70,141
     80,000           6.600%, 11/01/2005                                          Aaa/AAA           80,154
     90,000           6.600%, 11/01/2006                                          Aaa/AAA           90,166
                   Wolf Creek Highway Water District
    505,000           6.900%, 12/01/2005                                           NR/AA           515,757
                   Yamhill County School District #29J
                    (Financial Security Assurance Insured)
  2,000,000           5.350%, 06/01/2006                                          Aaa/AAA        2,110,000
    500,000           6.100%, 06/01/2011                                          Aaa/AAA          546,250

                  Total State of Oregon General Obligation Bonds                            176,878,003

                   STATE OF OREGON REVENUE BONDS - 44.9%
                   Airport Revenue Bonds - 2.3%

                   Port of Portland Airport  (Financial Guaranty
                     Insurance  Corporation Insured)
    500,000           5.500%, 07/01/2006                                          Aaa/AAA          525,625


                   Port of Portland Airport  (MBIA Corporation Insured)
    600,000           6.400%, 07/01/2003                                          Aaa/AAA          645,750
  3,530,000           6.750%, 07/01/2009                                          Aaa/AAA        3,830,050
  2,425,000           6.750%, 07/01/2015                                          Aaa/AAA        2,634,156
                     Total Airport Revenue Bonds                                                 7,635,581

                   Certificate of Participation Revenue Bonds - 10.8%
                   Multnomah County Certificate of Participation
  1,000,000           5.200%, 07/01/2005                                           Aa/NR         1,041,250
  3,100,000           6.000%, 08/01/2012                                            Aa/A         3,351,875
                   State of Oregon Certificate of Participation
                     (AMBAC Indemnity Corporation Insured)
  2,100,000           7.500%, 09/01/2015                                          Aaa/AAA        2,307,375
                   Oregon State Department Of Administration Services
                    (AMBAC Indemnity Corporation Insured)
  1,000,000           5.750%, 05/01/2017                                          Aaa/AAA        1,068,750
    950,000           5.000%, 11/01/2019                                          Aaa/AAA          927,438
  5,805,000           5.500%, 11/01/2020                                          Aaa/AAA        6,022,688
  1,500,000           5.800%, 05/01/2024                                          Aaa/AAA        1,605,000
                   State of Oregon Certificate of Participation
                    (MBIA Corporation Insured)
  2,150,000           7.050%, 01/15/2006                                          Aaa/AAA        2,305,875
  1,250,000           5.700%, 01/15/2010                                          Aaa/AAA        1,309,375
  2,750,000           6.200%, 11/01/2012                                          Aaa/AAA        3,011,250
  1,150,000           7.200%, 01/15/2015                                          Aaa/AAA        1,236,250
  1,000,000           5.500%, 01/15/2015                                          Aaa/AAA        1,025,000
    550,000           5.500%, 01/15/2015                                          Aaa/AAA          563,750
    500,000           5.800%, 03/01/2015                                          Aaa/AAA          520,000
    600,000           7.200%, 03/01/2015                                          Aaa/AAA          642,000
  1,000,000           5.800%, 03/01/2015                                          Aaa/AAA        1,040,000
  1,450,000           5.375%, 11/01/2016                                          Aaa/AAA        1,491,687
  2,000,000           6.250%, 11/01/2019                                          Aaa/AAA        2,195,000
                   Southwestern Oregon Community College District
                    (AMBAC Indemnity Corporation Insured)
  1,000,000           5.600%, 06/01/2016                                          Aaa/AAA        1,041,250

                   City of Portland Certificate of Participation
  1,100,000           7.250%, 04/01/2008                                           NR/NR*        1,137,235
                   Washington County Educational Services,
                     Certificates of Participation
    645,000           5.625%, 06/01/2016                                           A1/NR           665,963
    830,000           5.750%, 06/01/2025                                           Aaa/AAA         866,312
                     Total Certificate of Participation Revenue Bonds                        35,375,323

                   Hospital Revenue Bonds - 4.5%

                   Clackamas Hospital Facilities Authority  (Adventist
                    Health System/West)  (MBIA Corporation Insured)
  2,000,000           6.350%, 03/01/2009                                          Aaa/AAA        2,170,000
                   Clackamas Hospital Facilites Authority
                     (Kaiser Permanente)
  2,400,000           6.500%, 04/01/2011                                          Aa3/AA         2,574,000
                   Clackamas Hospital Facilites Authority  (Sisters of
                     Providence Hospital)
    500,000           6.375%, 10/01/2004                                           A1/AA-          548,125
                   Douglas County Hospital Facilities Authority
                     (Catholic Health)  (MBIA Corporation Insured)
    535,000           5.600%, 11/15/2005                                          Aaa/AAA          576,462
                   Medford Hospital Facilities Authority Rogue Valley
                     (Health Services)  (MBIA Corporation Insured)
    500,000           6.800%, 12/01/2011                                          Aaa/AAA          541,250
  1,685,000           6.750%, 12/01/2020                                          Aaa/AAA        1,813,481
                   Western Lane County Hospital Facilities Authority
                     (Sisters of  St. Joseph Hospital) (MBIA
                       Corporation Insured)
  1,000,000           5.625%, 08/01/2007                                          Aaa/AAA        1,076,250
  1,450,000           7.125%, 08/01/2017                                          Aaa/AAA        1,540,625
  3,765,000           5.750%, 08/01/2019                                          Aaa/AAA        4,023,844
                     Total Hospital Revenue Bonds                                               14,864,037

                   Housing, Educational, and Cultural Revenue
                      Bonds - 8.6%
                   Clackamas Community College
                     District Revenue (MBIA Corporation Insured)
  1,865,000           5.700%, 06/01/2016                                          Aaa/AAA        1,958,250

                   State of Oregon Housing Finance Agency,
  1,000,000          6.800%, 07/01/2013                                            A1/A+         1,061,250
                   State of Oregon Housing and Community Services,
  1,670,000           5.200%, 07/01/2009                                           Aa/NR         1,718,013
    705,000           5.900%, 07/01/2012                                           Aa/NR           749,062
    755,000           6.750%, 07/01/2012                                           Aa/NR           810,681
    500,000           6.700%, 07/01/2013                                           Aa/NR           528,750
    465,000           6.350%, 07/01/2014                                           Aa/NR           496,387
  1,420,000           6.750%, 07/01/2016                                           Aa/NR         1,499,875
    905,000           6.800%, 07/01/2016                                           Aa/NR           969,481
  3,500,000           6.875%, 07/01/2028                                           Aa/NR         3,745,000
                   State of Oregon Housing and Community
                     Services, (MBIA Corporation Insured)
  1,500,000           5.450%, 07/01/2024                                          Aaa/AAA        1,531,875
                   State of Oregon Housing, Educational and Cultural
                      Facilities Authority (George Fox University)
                       (LOC: Bank of America)
  1,000,000           5.700%, 03/01/2017                                           A1/AA-        1,047,500
                   State of Oregon Housing, Educational and
                     Cultural Facilities  Authority (Lewis & Clark
                       College) (MBIA Corporation Insured)
  1,130,000           7.125%, 07/01/2020                                          Aaa/AAA        1,227,463
                   State of Oregon Housing, Educational and
                     Cultural Facilities Authority  (Reed College),
  2,145,000           6.750%, 07/01/2021                                           NR/A+         2,354,137
                   Oregon Health Sciences University Revenue
                       (AMBAC Indemnity Corporation Insured)
  4,500,000           5.250%, 07/15/2015                                          Aaa/AAA        4,584,375
                   City of Salem Educational Facilities
                        (Willamette University),
  1,000,000           6.000%, 04/01/2010                                            A/NR         1,070,000
  1,740,000           6.750%, 04/01/2011                                           NR/NR*        1,870,500
                   Yamhill County Educational Services (AMBAC
                       Indemnity Corporation Insurance)
  1,000,000           5.150%, 07/01/2019                                           NR/AAA        1,003,750
                     Total Housing, Educational, and Cultural Revenue Bonds                     28,226,349

                   Transportation Revenue Bonds - 3.2%
                   Port of Morrow,
  2,600,000          6.375%, 04/01/2008                                            Aaa/NR        2,811,250
                   State of Oregon Department of Transportation (Light
                      Rail)  (MBIA Corporation Insured),
  2,000,000           6.000%, 06/01/2005                                          Aaa/AAA        2,207,500
  1,500,000           6.100%, 06/01/2007                                          Aaa/AAA        1,659,375
                   Port St. Helens,
     85,000           7.750%, 02/01/2006                                           A3/NR            93,394
                   Tri-County Metropolitan Transportation District
  3,680,000           5.700%, 08/01/2013                                           A1/AA         3,790,400
                     Total Transportation Revenue Bonds                                         10,561,919

                   Urban Renewal Revenue Bonds - .2%
                   City of Portland Urban Renewal,
    300,000           9.000%, 12/01/2002                                            A/NR           305,565
                   City of Wilsonville Urban Renewal,
    500,000           5.850%, 06/01/2004                                          Baa1/NR          500,975
                     Total Urban Renewal Revenue Bonds                                             806,540

                   Utility Revenue Bonds - 4.5%
                   Emerald Peoples Utility District  (AMBAC Indemnity
                     Corporation Insured),
    700,000           6.700%, 11/01/2005                                          Aaa/AAA          752,500
                   Emerald Peoples Utility District Electic Systems
                       (Financial Security Assurance Insured)
  1,000,000           6.750%, 11/01/2016                                          Aaa/AAA        1,088,750
                   City of Eugene Electric Utility
                       (Financial Security Assurance Insured)
  1,700,000           5.000%, 08/01/2018                                          Aaa/AAA        1,678,750
  1,200,000           5.050%, 08/01/2022                                          Aaa/AAA        1,183,500
                   City of Eugene Electric Utility
    610,000            6.650%, 08/01/2009                                          A1/AA           658,038
    660,000            6.650%, 08/01/2010                                          A1/AA           711,975
  1,000,000            6.000%, 08/01/2011                                          A1/AA         1,052,500
    700,000            6.700%, 08/01/2011                                          A1/AA           756,000
    500,000            5.000%, 08/01/2017                                          A1/AA           489,375
  1,400,000            5.800%, 08/01/2019                                          A1/AA         1,529,500

                   City of Eugene Trojan Nuclear Project
  3,865,000          5.900%, 09/01/2009                                            Aa1/AA-       3,875,899
                   Northern Wasco County Public Utility Development
                    (AMBAC Indemnity Corporation Insured),
  1,000,000          5.625%, 12/01/2022                                         Aaa/AAA          1,042,500
                     Total Utility Revenue Bonds                                                14,819,287

                   Water and Sewer Revenue Bonds - 9.6%
                   City of Canby Sewer  (Financial Security
                    Assurance Insured),
    500,000          6.250%, 12/01/2017                                           Aaa/AAA          543,750
                   City of Klamath Falls Water (Financial Security
                      Assurance  Insured),
  1,100,000          6.100%, 06/01/2014                                           Aaa/AAA        1,197,625
                   City of Oregon City Sewer,
    750,000          6.875%, 10/01/2019                                            NR/NR*          878,438
                   City of Portland Sewer
  1,500,000          6.050%, 06/01/2009                                            A1/A+         1,655,625
                   City of Portland Sewer, (MBIA Corporation Insured)
  2,500,000          5.250%, 06/01/2016                                           Aaa/AAA        2,521,875
                   City of Portland Sewer  (Financial Guaranty
                      Insurance Corporation Insured),
  2,725,000          6.000%, 10/01/2008                                           Aaa/AAA        2,980,469
    500,000          6.000%, 10/01/2012                                           Aaa/AAA          545,625
  1,000,000          5.000%, 06/01/2014                                           Aaa/AAA          998,750
  2,000,000          5.000%, 06/01/2015                                           Aaa/AAA        1,985,000
  2,855,000          6.250%, 06/01/2015                                           Aaa/AAA        3,190,463
                   Portland Water System Revenue
  3,000,000          5.550%, 08/01/2014                                            Aa1/NR        3,116,250
  1,440,000          5.550%, 08/01/2015                                            Aa1/NR        1,492,200
    800,000          5.900%, 10/01/2006                                           Aaa/AAA          877,000
                   Washington County Unified Sewer Agency  (AMBAC
                      Indemnity Corporation Insured),
  1,040,000          6.800%, 11/01/2004                                           Aaa/AAA        1,086,800
  2,120,000          5.900%, 10/01/2006                                           Aaa/AAA        2,324,050
    315,000          5.900%, 10/01/2006                                            Aaa/AAA          342,169
  2,195,000          7.000%, 11/01/2009                                           Aaa/AAA        2,302,006

                   Washington County Unified Sewer Agency (continued)
  2,500,000          6.125%, 10/01/2012                                           Aaa/AAA        2,771,875
    750,000          6.125%, 10/01/2012                                           Aaa/AAA          831,563
                     Total Water and Sewer Revenue Bonds                                        31,641,533

                   Other Revenue Bonds - 1.2%
                     Baker County Pollution Control  (Ash Grove
                     Cement  West Project)  (Small Business
                   Administration Insured),
    355,000          6.200%, 07/01/2004                                            Aaa/NR          360,669
    380,000          6.300%, 07/01/2005                                            Aaa/NR          386,065
                   State of Oregon Bond Bank
    500,000          6.800%, 01/01/2011                                            Aaa/NR          521,345
                   Oregon Economic Development Commission
                   (Consolidated Freightways)
  1,500,000         7.000%, 04/01/2004                                             Aa2/BBB-      1,500,510
                   Multnomah County School District #1J,
                   Special Obligations
  1,000,000         5.000%, 03/01/2007                                              Aa/A+        1,026,250
                     Total Other Revenue Bonds                                                   3,794,839
                     Total State of Oregon Revenue Bonds                                       147,725,408

                   PUERTO RICO

                   Puerto Rico Housing Finance Corporation
                      (GNMA Collateralized)
     15,000         7.800%, 10/15/2021                                             Aaa/AAA          15,432
                     Total Puerto Rico                                                              15,432
                     Total Municipal Bonds  (cost $306,304,671**)                 98.6%        324,618,843
                     Other assets in excess of liabilities                         1.4           4,544,760
                     Net Assets                                                  100.0%       $329,163,603

       (*)  Any security not rated has been determined by the
            Investment Adviser to have sufficient quality to be
            ranked in the top four credit ratings if a credit rating
            were to be assigned by a rating service.
       (**) Cost for Federal tax purposes is identical.

            See accompanying notes to financial statements.

TAX-FREE TRUST OF OREGON
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1998 (UNAUDITED)

ASSETS

Investments at value (identified cost $306,304,671)              $324,618,843
Cash                                                                  372,127
Interest receivable                                                 5,653,137
Receivable for Trust shares sold                                      399,337
Other assets                                                            5,433
Total assets                                                      331,048,877

LIABILITIES

Payable for investment securities purchased                         1,202,253
Payable for Trust shares redeemed                                     124,277
Dividends payable                                                     202,619
Distribution fees payable                                             120,490
Management fees payable                                               111,514
Accrued expenses                                                      124,121
Total liabilities                                                   1,885,274

NET ASSETS                                                       $329,163,603

Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares,
par value $.01 per share                                         $    306,525
Additional paid-in capital                                        310,347,810
Accumulated net realized gain on investments                          195,096
Net unrealized appreciation on investments                         18,314,172
                                                                 $329,163,603

CLASS A

Net Assets                                                       $319,416,829

Capital shares outstanding                                         29,744,367
Net asset value and redemption price per share                   $      10.74
Offering price per share (100/96 of $10.74 adjusted
  to nearest cent)                                               $      11.19

CLASS C

Net Assets                                                       $  1,062,730
Capital shares outstanding                                             99,028
Net asset value and offering price per share                     $      10.73

Redemption price per share (*generally, a charge of 1%
  is imposed on the proceeds of shares redeemed during
  the first 12 months after purchase.)                           $      10.73*

CLASS Y
Net Assets                                                       $  8,684,044
Capital shares outstanding                                            809,072
Net asset value, offering and redemption price per share         $      10.73

TAX-FREE TRUST OF OREGON
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 1998 (UNAUDITED)

INVESTMENT INCOME:
Interest income                                                   $ 8,972,439

Expenses:
Management fees (note 3)                          $     645,957
Distribution and service fees (note 3)                  240,995
Transfer and shareholder servicing agent fees           101,000
Legal fees                                               40,000
Trustees' fees and expenses                              37,000
Shareholders' reports and proxy statements               33,000
Audit and accounting fees                                14,000
Custodian fees                                           12,000
Registration fees and dues                               11,000
Insurance                                                 5,000
Miscellaneous                                             7,481
                                                      1,147,433

Expenses paid indirectly (note 7)                       (12,000)
      Net expenses                                                  1,135,433
      Net investment income                                         7,837,006

Realized and unrealized gain on investments:

Net realized gain from securities transactions          577,877
Change in unrealized appreciation on investments      1,495,364

Net realized and unrealized gain on investments                     2,073,241
Net increase in net assets resulting from operations              $ 9,910,247

See accompanying notes to financial statements.

TAX-FREE TRUST OF OREGON
STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                               Six Months Ended      Year Ended
                                                                March 31, 1998     Sept. 30, 1997
OPERATIONS:
Net investment income                                           $ 7,837,006        $  15,494,091
Net realized gain from securities transactions                      577,877              394,005
        Change in unrealized appreciation on investments          1,495,364            5,718,838
          Change in net assets resulting from operations          9,910,247           21,606,934

DISTRIBUTIONS TO SHAREHOLDERS (note 6):
Class A Shares:
Net investment income                                            (7,805,354)         (15,480,977)
Net realized gain on investments                                   (222,521)            (387,996)

Class C Shares:
Net investment income                                               (18,152)             (27,150)
Net realized gain on investments                                       (571)                (997)

Class Y Shares:
Net investment income                                              (168,450)             (87,359)
Net realized gain on investments                                     (4,740)              (5,012)
        Change in net assets from distributions                  (8,219,788)          (15,989,491)

CAPITAL SHARE TRANSACTIONS (note 8):
Proceeds from shares sold                                        20,344,706            33,347,126
Reinvested dividends and distributions                            5,009,981             9,592,553
Cost of shares redeemed                                         (14,717,557)          (37,395,842)
        Change in net assets from capital share transactions     10,637,130             5,543,837
        Change in net assets                                     12,327,589            11,161,280

NET ASSETS:
Beginning of period                                             316,836,014           305,674,734
End of period                                                  $329,163,603         $ 316,836,014

See accompanying notes to financial statements.

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

1. ORGANIZATION

     Tax-Free Trust of Oregon (the "Trust") is a separate portfolio of The Cascades Trust. The Cascades Trust (the "Business Trust") is an open-end investment company, which was organized on October 17, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Trust is a non-diversified portfolio which commenced operations on June 16, 1986 and until April 5, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and, as was the case since inception, are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity. They are not available to individual retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On January 31, 1998 the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail customers. At March 31, 1998 there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments in the Trust and are identical as to rights and privileges. They differ only with respect to the effect of sales charges, the distribution and/or service fees borne by the respective class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

        In Fiscal 1997, the Trust began amortizing bond premium using the constant yield method. Accordingly, net unrealized appreciation and additional paid-in capital have been adjusted by equal amounts at the beginning of the year. This change had no effect on the Trust's net asset value or distribution policy and conforms to the amortization policy followed by the Trust for Federal tax purposes.

b) Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

c) Federal income taxes: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) Allocation of expenses: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) Use of estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

(a)   Management Arrangements:

     Aquila Management Corporation (the "Manager"), the Trust's founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust has been delegated to a sub-adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Trust and all related services as well as overseeing the activities of any sub-adviser and all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Trust's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Trust's net assets.

     U.S. Bank National Association (the "Sub-Adviser"), serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Trust's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.18 of 1% on the Trust's net assets.

     On October 31, 1997, the Management arrangements described above were approved by the Trust's shareholders and went into effect. From inception of the Trust to that date, Aquila Management Corporation had served as sub-adviser, and then administrator, and U.S. Bank National Association and its predecessors in interest had served as investment adviser, pursuant to agreements with the Trust for total fees at an annual rate of 0.40 of 1% of the Trust's net assets, the same fee as under the new arrangements.

     For the six months ended March 31, 1998, the Trust incurred fees for advisory and administrative services of $645,957.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust's Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:
     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the six months ended March 31, 1998, service fees on Class A Shares amounted to $236,588, of which the Distributor received $6,971.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the six months ended March 31, 1998, amounted to $3,305. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the six months ended March 31, 1998, amounted to $1,102. The total of these payments made with respect to Class C Shares amounted to $4,407, of which the Distributor received $2,043.

     Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Oregon, with the bulk of sales commissions inuring to such dealers. For the six months ended March 31, 1998, the Distributor received sales commissions of $89,946.

4. PURCHASES AND SALES OF SECURITIES

     During the six months ended March 31, 1998, purchases of securities and proceeds from the sales of securities aggregated $21,383,655 and $10,134,691, respectively.

     At March 31, 1998, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $18,333,724 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $19,552 for a net unrealized appreciation of $18,314,172.

5. PORTFOLIO ORIENTATION

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Oregon, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Oregon and whatever effects these may have upon Oregon issuers' ability to meet their obligations. Two such developments, Measure 5, a 1990 amendment to the Oregon Constitution, as well as measures 47 and 50, limit the taxing and spending authority of certain Oregon governmental entities. Although they may have an adverse effect on the general financial condition of these entities and may impair the ability of certain Oregon issuer's to pay interest and principal on their obligations, experience over the history of such amendments would indicate a low probability of this happening.

6. DISTRIBUTIONS

     The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share or in cash, at the shareholder's option. Net realized capital gains, if any, are distributed annually.

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Oregon income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to ordinary income taxes. Also, annual capital gains distributions, if any, are taxable.

7. EXPENSES

     The Trust has negotiated an expense offset arrangement with its custodian, wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

8. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                                 Six Months Ended                     Year Ended
                                                  March 31, 1998                  September 30, 1997
                                             Shares             Amount           Shares         Amount
CLASS A SHARES:
        Proceeds from shares sold         1,427,266        $  15,328,559          2,755,147   $ 29,089,742
        Reinvested dividends and
        distributions                       460,257            4,945,528            903,248      9,535,675
Cost of shares redeemed                  (1,352,919)         (14,525,555)        (3,530,285)   (37,291,993)
Net change                                  534,604            5,748,532            128,110      1,333,424

CLASS C SHARES:
        Proceeds from shares sold            23,615              254,438             42,838        451,359
Reinvested dividends and
        distributions                           424                4,557                538          5,679
        Cost of shares redeemed                  (2)                 (22)              (459)        (4,904)
Net change                                   24,037              258,973             42,917        452,134

CLASS Y SHARES:
        Proceeds from shares sold           443,879            4,761,709            359,104      3,806,025
Reinvested dividends and
        distributions                         5,572               59,896              4,836         51,199
Cost of shares redeemed                     (17,909)            (191,980)            (9,464)       (98,945)
        Net change                          431,542            4,629,625            354,476      3,758,279
Total transactions in Trust
        shares                              990,183          $10,637,130)           525,503     $5,543,837

TAX-FREE TRUST OF OREGON
FINANCIAL HIGHLIGHTS
(unaudited)


For a share outstanding throughout each period

                                                                                Class A(1)
                                              Six Months Ended             Year ended September 30,
                                              March 31, 1998   1997       1996      1995      1994        1993
Net Asset Value, Beginning of Period              $10.68     $10.49     $10.55    $10.20    $10.95      $10.48
Income from Investment Operations:
Net investment income                               0.26       0.53       0.54      0.55      0.56        0.58
Net gain (loss) on securities (both
realized and  unrealized)                           0.08       0.21      (0.05)     0.39     (0.75)       0.50
Total from Investment Operations                    0.34       0.74       0.49      0.94     (0.19)       1.08
Less Distributions (note 6):
Dividends from net investment income               (0.27)     (0.54)     (0.54)    (0.55)    (0.56)      (0.58)
Distributions from capital gains                   (0.01)     (0.01)     (0.01)    (0.04)      -         (0.03)
Total Distributions                                (0.28)     (0.55)     (0.55)    (0.59)    (0.56)      (0.61)
Net Asset Value, End of Period                    $10.74     $10.68     $10.49    $10.55    $10.20      $10.95
Total Return (not reflecting sales charge)(%)       3.14+      7.21       4.76      9.52     (1.77)      10.60
Ratios/Supplemental Data
Net Assets, End of Period ($ millions)               319        312        305       311       316         331
Ratio of Expenses to Average Net Assets (%)         0.70*      0.72       0.72      0.71      0.68        0.66
Ratio of Net Investment Income to Average Net
  Assets (%)                                        4.86*      5.02       5.16      5.38      5.28        5.46
Portfolio Turnover Rate (%)                            3          5         10        13        11           8
Net investment income per share and the ratios of income and expenses to average net assets without the expense offset in custodian fees for uninvested cash balances would have been:
Net Investment Income ($)                            0.26      0.53       0.54      0.55      0.56        0.58
Ratio of Expenses to Average Net Assets (%)          0.70*     0.73       0.73      0.73      0.70        0.68
Ratio of Net Investment Income to Average Net
  Assets (%)                                         4.86*     5.01       5.15      5.37      5.26        5.44

     (1) Designated as Class A Shares on April 5, 1996.
      +  Not annualized.
      *  Annualized.

For a share outstanding throughout each period

                                                              Class C(1)                           Class Y(1)
                                          Six Months    Year         Period(2)     Six Months       Year          Period(2)
                                          Ended March   Ended Sept.  Ended Sept.   Ended March      Ended Sept.   Ended Sept.
                                          31, 1998      30, 1997     30, 1996      31, 1998         30, 1997      30, 1996
Net Asset Value, Beginning of Period          $10.67       $10.49      $10.34         $10.68        $10.49        $10.34
Income from Investment Operations:
Net investment income                           0.25         0.43        0.22           0.27          0.54          0.27
Net gain (loss) on securities (both
  realized and unrealized)                      0.07         0.21        0.15           0.06          0.21          0.15
Total from Investment Operations                0.32         0.64        0.37           0.33          0.75          0.42
Less Distributions (note 6):
Dividends from net investment income           (0.25)       (0.45)      (0.22)         (0.27)        (0.55)        (0.27)
Distributions from capital gains               (0.01)       (0.01)        -            (0.01)        (0.01)          -
Total Distributions                            (0.26)       (0.46)      (0.22)         (0.28)        (0.56)        (0.27)
Net Asset Value, End of Period                $10.73       $10.67      $10.49         $10.73        $10.68        $10.49
Total Return (not reflecting sales
  charge)(%)                                   2.71+        6.20        3.61+          3.13+          7.37         4.14+
Ratios/Supplemental Data
Net Assets, End of Period ($ thousands)        1,063          800         336          8,684         4,031           242
Ratio of Expenses to Average Net
  Assets (%)                                    1.52*        1.57        1.56*          0.55*         0.57          0.57*
Ratio of Net Investment Income to
  Average Net Assets (%)                        4.03*        4.15        4.18*          4.95*         5.22          5.36*
Portfolio Turnover Rate (%)                        3+           5          10+             3+            5            10+
Net investment income per share and the ratios of income and expenses to average net assets without the expense offset in custodian fees for uninvested cash balances would have been:
Net Investment Income ($)                       0.25         0.44        0.22           0.27          0.54          0.27
Ratio of Expenses to Average Net
  Assets (%)                                   1.53*         1.58        1.56+          0.55*         0.58          0.58*
Ratio of Net Investment Income to
  Average Net Assets (%)                       4.02*         4.14        4.17*          4.95*         5.21          5.35*

     (1) New Class of Shares established on April 5, 1996.
     (2) From April 5, 1996 to September 30, 1996.
      +   Not annualized.
      *   Annualized.

Report on the Special Meeting of Shareholders (unaudited)

     A Special Meeting of Shareholders of Tax-Free Trust of Oregon was held on October 31, 1997.* At the meeting, the following matters were submitted to a shareholder vote and approved:

(i) the approval of a proposed Interim Investment Advisory Agreement with First Bank National Association (votes for: 222,760,812.46 (90.57%); votes against: 4,296,431.24 (1.75%); abstentions: 18,881,862.96
      (7.68%); broker non-votes: 0.00 (0.00%)),

(ii) the approval of a proposed Investment Advisory and Administration Agreement with Aquila Management Corp. (votes for: 223,111,178.61 (90.72%); votes against: 4,231,613.89 (1.72%); abstentions:
      18,596,292.80 (7.56%); broker non-votes: 21.36 (0.00%)), and

(iii) the approval of a proposed Sub-Advisory Agreement between First Bank National Association and Aquila Management Corporation (votes for:
      221,268,261.97 (89.97%); votes against: 4,559,536.25 (1.85%);
      abstentions: 20,111,308.48 (8.18%); broker non-votes: 0.00 (0.00%)).
_______________________________________
* On the record date for the Special Meeting, the holders of 29,208,930.35 Class A Shares, 74,384.78 Class C Shares, and 339,809.28 Class Y Shares were outstanding and entitled to vote representing a total net asset value of $316,964,033.12. The holders of shares entitled to vote representing a total net asset value of $245,939,106.66 (77.59%) were present in person or by proxy at the meeting.